Income Taxes Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Income Tax Disclosure [Abstract]
Operating Loss And Capital Loss Carryforwards	$ 402	$ 236
Tax Credit Carryforward, Deferred Tax Asset	75	70
Deferred Tax Assets, Inventory	136	148
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	47	78
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits	123	113
Deferred Tax Asset, Research and Development capitalized for tax purposes	112	0
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	130	133
Deferred Tax Assets, Gross	1,025	778
Deferred Tax Assets, Valuation Allowance	(368)	(228)
Deferred Tax Assets, Net of Valuation Allowance	657	550
Deferred Tax Liabilities, Other Comprehensive Income	(11)	(12)
Deferred Tax Liabilities, Property, Plant and Equipment	(189)	(204)
Deferred Tax Liabilities, Intangible Assets	(352)	(307)
Deferred Tax Liabilities, Gross	(552)	(523)
Deferred Tax Assets, Net	$ 105	$ 27